Income Tax - Schedule of Federal Income Tax Rate (Details) (10-K)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(27.40%)	(21.10%)
Business Combination expenses	0.00%	(0.20%)
Income tax provision	(6.40%)	(0.30%)